Fair Value Measures	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measures

12. Fair Value Measures

The fair value measurement accounting standards establish a framework for measuring fair value and expand disclosures about fair value measurements. The standard does not require any new fair value measurements; rather, it applies to other accounting pronouncements that require or permit fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. This pronouncement also establishes a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels are defined as follows:

Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for an identical asset or liability in an active market

Level 2—inputs to the valuation methodology include quoted prices for a similar asset or liability in an active market or model-derived valuations in which all significant inputs are observable for substantially the full term of the asset or liability

Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement of the asset or liability

The following table presents the Company’s financial assets measured and recorded at fair value on a recurring basis using the above input categories as of December 31, 2023 and December 31, 2022 (in thousands):

Schedule of Financial Assets

	Year Ended
	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust	$—	$—	$—	$—	$29,029,416	$—	$—	$29,029,416

Total Assets	$—	$—	$—	$—	$29,029,416	$—	$—	$29,029,416